Transactions with related parties - Loan from related party (Details) - Dynagas Holding Ltd - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Nov. 18, 2013
Debt Instruments
Revolving credit facility borrowing capacity			$ 30,000
Line of credit facility, duration	5 years
Revolving credit facility amount drawn down	$ 0	$ 0